INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS, NET
NOTE 10: -	INTANGIBLE ASSETS, NET

On August 6, 2019, Corteva, through its subsidiary Pioneer Hi-Bred International, Inc., made an investment in the Company’s agricultural biologicals subsidiary, Lavie Bio Ltd. The investment included the contribution of all of Corteva’s holdings in its wholly owned subsidiary, Taxon Biosciences, Inc., together with $10,000 in cash, in consideration for shares of Lavie Bio Ltd. This transaction included the intangible assets listed below . In April 2025, Lavie Bio Ltd. entered into a definitive agreement pursuant to which Dead Sea Works Ltd., an affiliate of ICL Group Ltd. (“ICL”), agreed to acquire the majority of Lavie Bio Ltd.’s activities. Pursuant to the definitive agreement, Lavie Bio Ltd. transferred certain of its assets to ICL, including its intangible assets (see also Note 1d). The transaction was completed in July 2025 and, as a result, Lavie Bio Ltd. derecognized these intangible assets as of that date.

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2025	$7,028	$4,920	$5,500	$17,448
Deductions	7,028	4,920	5,500	17,448

Balance on December 31, 2025	-	-	-	-

Accumulated Amortization:

Balance on January 1, 2025	$2,182	$1,370	$1,701	$5,253
Amortization	207	130	161	498
Deductions	2,389	1,500	1,862	5,751

Balance on December 31, 2025	-	-	-	-

Amortized cost on December 31, 2025	-	-	-	-

	Pipeline Products	Potential Products	Microorganisms Collection	Total
Cost:

Balance on January 1, 2024	$7,028	$4,920	$5,500	$17,448

Balance on December 31, 2024	$7,028	$4,920	$5,500	$17,448

Accumulated Amortization:

Balance on January 1, 2024	$1,777	$1,115	$1,387	$4,279

Amortization	405	255	314	974

Balance on December 31, 2024	2,182	1,370	1,701	5,253

Amortized cost on December 31, 2024	$4,846	$3,550	$3,799	$12,195

Amortization expenses of intangible assets are included within income (loss) from discontinued operations, net, in the consolidated statements of profit or loss.